Investment Objectives and Goals	Mar. 31, 2024
SEI Enhanced U.S. Large Cap Quality Factor ETF | SEI Enhanced U.S. Large Cap Quality Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Enhanced U.S. Large Cap Quality Factor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.
SEI Enhanced U.S. Large Cap Momentum Factor ETF | SEI Enhanced U.S. Large Cap Momentum Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Enhanced U.S. Large Cap Momentum Factor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.
SEI Enhanced U.S. Large Cap Value Factor ETF | SEI Enhanced U.S. Large Cap Value Factor ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Enhanced U.S. Large Cap Value Factor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.
SEI Enhanced Low Volatility U.S. Large Cap ETF | SEI Enhanced Low Volatility U.S. Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Enhanced Low Volatility U.S. Large Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation with lower volatility relative to the broad U.S. large cap equity market.
SEI Select Small Cap ETF | SEI Select Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Select Small Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Capital appreciation.
SEI Select International Equity ETF | SEI Select International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Select International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.
SEI Select Emerging Markets Equity ETF | SEI Select Emerging Markets Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SEI Select Emerging Markets Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital appreciation.